Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Equity Tables
A summary of common stock warrants issued

A summary of common stock warrants issued with the sale of our common stock as of September 30, 2017, and changes during the period then ended is presented below:

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2016	34,045,467	$0.30
Granted	23,441,558	0.08
Forfeited or cancelled	(12,038,264)	0.24
Outstanding, September 30, 2017	45,448,771	0.20	2.2	$114,000
Exercisable, September 30, 2017	45,448,771	0.20	2.2	$114,000

	Number of Warrants	Weighted-average Exercise Price	Weighted-average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding, December 31, 2014	19,114,765	$0.56
Granted	10,466,539	0.35
Exercised	(1,084,597)	0.35
Outstanding, December 31, 2015	20,726,707	0.56
Granted	14,392,309	0.12
Exercised	--	--
Forfeited or expired	(1,073,549)	0.60
Outstanding, December 31, 2016	34,045,467	0.30	2.3	$345,591
Exercisable, December 31, 2016	34,045,467	0.30	2.3	$345,591